UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7170

TCW Funds, Inc.
(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA			90017
(Address of principal executive offices)			(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(213) 244-0000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Stockholders. The Semi-Annual Report for the period November 1, 2006 through April 30, 2007 is filed herewith.

2

TCW INTERNATIONAL AND

GLOBAL FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2007

Where experts invest.

INTERNATIONAL AND GLOBAL FUNDS

TCW Funds, Inc.

Table of Contents	April 30, 2007
Letter to Shareholders	1

Performance Summary	2

Schedules of Investments:

TCW Asia Pacific Equities Fund	3

TCW Emerging Markets Equities Fund	7

TCW Emerging Markets Income Fund	13

TCW Global Equities Fund	17

Statements of Assets and Liabilities	23

Statements of Operations	24

Statements of Changes in Net Assets	25

Notes to Financial Statements	27

Financial Highlights	35

Shareholder Expenses	41

Proxy Voting Guidelines and Availability of Quarterly Portfolio Schedule	42

(THIS PAGE INTENTIONALLY LEFT BLANK)

INTERNATIONAL AND GLOBAL FUNDS

To Our Valued Shareholders

We are pleased to submit the April 30, 2007 semi-annual reports for the TCW Funds, Inc. These reports contain detailed information outlining the performance of our various funds and a listing of the portfolio securities as of April 30, 2007.

The Fund Family has added several new funds which use a multi-strategy approach to aid you in attaining your investment objectives. The TCW Balanced Fund is a traditional balanced strategy utilizing equity and fixed income securities and it is managed by two of our award winning portfolio managers, Diane Jaffee and Jeffrey Gundlach. Our TCW LifePlan Funds feature four asset allocation strategies with investment risk profiles ranging from conservative to globally aggressive. Good asset allocation is about making your life easier and ensuring that your assets grow over time. The TCW LifePlan Funds have been specifically designed with an eye toward simplicity. Now you can gain ownership in some of TCW's best mutual funds through one simple investment.

In January of this year, Morningstar honored the TCW Total Return Bond Fund and its portfolio management team, led by Jeffrey Gundlach, with its 2006 Fixed Income Manager of the Year Award. We are quite proud of this achievement and applaud Jeffrey and his team for their outstanding effort in managing the fund.

The TCW Funds, Inc. continues to provide our shareholders with innovative investment strategies featuring competitive expense ratios. On behalf of the Board and everyone at TCW, I would like to thank you for your continued support. As always, we look forward to assisting you in reaching your financial goals. If you have any questions or require any further information on the TCW Funds, Inc., I invite you to visit our web site at www.tcwfunds.com or call our shareholder services department at 1-800-FUND-TCW (1-800-386-3829).

Sincerely,

Alvin R. Albe, Jr.
President and Chief Executive Officer

May 31, 2007

INTERNATIONAL AND GLOBAL FUNDS

TCW Funds, Inc.

Performance Summary (Unaudited)	April 30, 2007

		Total Return Annualized As of April 30, 2007
	NAV	1-Year	5-Year	10-Year		Since Inception		Inception Date
TCW Asia Pacific Equities Fund — I Class	$13.90	21.44%	15.99%	8.20%		10.35	% (1)	04/01/93 (2)
TCW Emerging Markets Equities Fund — I Class	$18.83	11.27%	20.76%	8.17%		8.57	% (1)	06/01/93 (2)
TCW Emerging Markets Income Fund — I Class	$7.81	9.44%	13.48%	10.37	% (1)	11.20	% (1)	09/04/96 (2)
TCW Emerging Markets Income Fund — N Class	$9.85	9.48%	N/A	N/A		9.74%		03/01/04
TCW Global Equities Fund — I Class	$14.89	13.93%	11.99%	6.27	% (1)	6.06	% (1)	12/01/93 (2)
TCW Global Equities Fund — N Class	$14.89	13.67%	N/A	N/A		21.27%		02/01/03

(1)  Performance data includes the performance of the predecessor limited partnership for periods before the TCW Funds' registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership's performance may have been lower.

(2)  Inception date of the predecessor limited partnership.

INTERNATIONAL AND GLOBAL FUNDS

TCW Asia Pacific Equities Fund

Schedule of Investments (Unaudited)	April 30, 2007

Number of Shares	Equity Securities	Value
	Common Stock
	China (9.2% of Net Assets)
74,000	China Communications Construction Company, Limited, Class H	$97,074	*
329,000	China Life Insurance Company, Limited, Class H	1,015,112
120,000	China Merchants Bank Company, Limited, Class H	292,075	*
788,000	PetroChina Company, Limited, Class H	885,004
362,500	Zijin Mining Group Company, Limited	209,999
	Total China (Cost: $1,382,011)	2,499,264
	Hong Kong (20.6%)
56,000	Cheung Kong Holdings, Limited	725,598
90,000	China Mengniu Dairy Company, Limited	272,913
159,000	China Mobile, Limited	1,432,330
332,500	China Overseas Land & Investment, Limited	403,347
320,000	EganaGoldpfeil (Holdings), Limited	231,580
42,000	Esprit Holdings, Limited	509,105
16,800	Hong Kong Aircraft Engineering Company, Limited	258,067
26,000	Hong Kong Exchanges & Clearing, Limited	250,484
53,500	HongKong Electric Holdings, Limited	267,709
94,000	Kerry Properties, Limited	469,738
113,000	Sino Land Company	237,023
44,000	Wing Hang Bank, Limited	525,224
	Total Hong Kong (Cost: $3,803,589)	5,583,118
	Indonesia (2.5%)
342,000	PT Telekomunikasi Indonesia Tbk	391,224
340,000	PT United Tractors Tbk	292,395
	Total Indonesia (Cost: $416,086)	683,619
	Malaysia (7.7%)
138,000	Bumiputra-Commerce Holdings BHD	432,717
130,000	Gamuda BHD	297,107
199,500	Genting BHD	493,351
63,500	IOI Corporation BHD	465,808
100,000	KNM Group BHD	409,820
	Total Malaysia (Cost: $1,383,204)	2,098,803
	Philippines (1.8%)
746,200	Ayala Land, Incorporated	270,872
4,150	Philippine Long Distance Telephone Company	220,138
	Total Philippines (Cost: $386,058)	491,010
	Singapore (10.7%)
102,000	Capitaland, Limited	564,019
200,000	Cosco Corporation Singapore, Limited	369,475	*
30,000	Keppel Corporation, Limited	419,148
59,000	Keppel Land, Limited	340,598

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Asia Pacific Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Equity Securities	Value
	Singapore (Continued)
43,000	Singapore Exchange, Limited	$206,060
49,000	United Overseas Bank, Limited	684,790	*
105,000	UOL Group, Limited	331,567
	Total Singapore (Cost: $1,632,253)	2,915,657
	South Korea (25.1%)
9,630	Daewoo Shipbuilding & Marine Engineering Company, Limited	388,812	*
3,030	Hyundai Engineering & Construction Company, Limited	180,383	*
3,610	Hyundai Heavy Industries Company, Limited	910,091
3,560	Hyundai Motor Company	225,252
6,710	Kookmin Bank	600,736
4,680	Korea Electric Power Corporation	190,930	*
2,990	KT&G Corporation	215,033
1,310	Megastudy Company, Limited	221,145	*
2,940	NHN Corporation	460,062	*
1,977	Pohang Iron & Steel Company, Limited	829,446
2,030	Samsung Electronics Company, Limited	1,241,999
1,770	Samsung Fire & Marine Insurance Company, Limited	313,890
4,510	Shinhan Financial Group Company, Limited	254,004
403	Shinsegae Company, Limited	274,329
1,800	SK Corporation	196,152
12,510	Woori Finance Holdings Company, Limited	311,327
	Total South Korea (Cost: $4,875,412)	6,813,591
	Taiwan (18.2%)
165,000	Acer, Incorporated	313,026
27,955	Catcher Technology Company, Limited	213,205
182,960	Cathay Financial Holding Company, Limited	370,528
347,890	China Steel Corporation	393,526
140,000	Chunghwa Telecom Company, Limited	265,971
20,591	Formosa International Hotels Corporation	221,656
30,354	Hon Hai Precision Industry Company, Limited (144A) (GDR)	405,226	* **
54,200	Hon Hai Precision Industry Company, Limited (Foxconn)	357,450
50,040	MediaTek, Incorporated	622,377
43,000	Shin Zu Shing Company, Limited	282,033
195,000	Taiwan Fertilizer Company, Limited	355,548
170,000	Taiwan Secom Company, Limited	292,527
82,020	Taiwan Semiconductor Manufacturing Company, Limited (ADR)	864,491
	Total Taiwan (Cost: $3,924,030)	4,957,564
	Thailand (1.3%)
39,000	Banpu Public Company, Limited	240,557
38,800	PTT Exploration & Production Public Company, Limited	104,880
	Total Thailand (Cost: $294,188)	345,437
	Total Common Stock (Cost: $18,096,831) (97.1%)	26,388,063

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Asia Pacific Equities Fund

April 30, 2007

Number of Shares	Equity Securities	Value
	Preferred Stock
	South Korea (Cost: $133,634) (0.6%)
360	Samsung Electronics Company, Limited	$169,411
	Total Equity Securities (Cost: $18,230,465) (97.7%)	26,557,474
Principal Amount	Short-Term Investments
$366,878	Investors Bank & Trust Depository Reserve, 3.59%	366,878
	Total Short-Term Investments (Cost: $366,878) (1.4%)	366,878
	Total Investments (Cost: $18,597,343) (99.1%)	26,924,352
	Excess of Other Assets over Liabilities (0.9%)	255,945
	Net Assets (100.0%)	$27,180,297

Notes to the Schedule of Investments:

ADR  - American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

GDR  -   Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

  *  Non-income producing.

  **  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the value of these securities amounted to $405,226 or 1.5% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company's Board of Directors.

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Asia Pacific Equities Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Automobiles	0.8%
Chemicals	1.3
Commercial Banks	11.3
Commercial Services & Supplies	1.1
Computers & Peripherals	1.9
Construction & Engineering	2.2
Diversified Consumer Services	0.8
Diversified Financial Services	1.7
Diversified Telecommunication Services	2.4
Electric Utilities	1.7
Electronic Equipment & Instruments	2.8
Energy Equipment & Services	1.5
Food & Staples Retailing	1.0
Food Products	2.7
Hotels, Restaurants & Leisure	2.6
Industrial Conglomerates	1.5
Insurance	6.3
Internet Software & Services	1.7
Machinery	6.9
Marine	1.4
Metals & Mining	5.3
Oil, Gas & Consumable Fuels	5.2
Real Estate Management & Development	12.3
Semiconductors & Semiconductor Equipment	10.7
Specialty Retail	1.9
Textiles, Apparel & Luxury Goods	0.9
Tobacco	0.8
Transportation Infrastructure	0.9
Wireless Telecommunication Services	6.1
Short-Term Investments	1.4
Total	99.1%

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited)	April 30, 2007

Number of Shares	Equity Securities	Value
	Common Stock
	Argentina (Cost: $63,735) (0.7% of Net Assets)
5,400	IRSA Inversiones y Representaciones, S.A. (GDR)	$112,968	*†
	Austria (Cost: $168,830) (1.0%)
2,063	Erste Bank der Oesterreichischen Sparkassen AG	165,196
	Brazil (7.7%)
5,200	Medial Saude, S.A.	74,194	*
6,000	Petroleo Brasileiro, S.A. (ADR)	535,320
10,331	Profarma Distribuidora de Produtos Farmaceuticos, S.A.	155,537	*
2,400	Submarino, S.A. (Reg. S) (GDR)	174,028	*
3,403	Unibanco—Uniao de Bancos Brasileiros, S.A. (GDR)	330,295
	Total Brazil (Cost: $981,788)	1,269,374
	Chile (Cost: $128,190) (1.0%)
2,159	Lan Airlines, S.A. (ADR)	157,931	†
	China (4.6%)
3,632	China Life Insurance Company, Limited (ADR)	168,307
3,154	China Petroleum & Chemical Corporation (ADR)	275,060
156,000	China Telecom Corporation, Limited, Class H	73,915
441,000	Industrial and Commercial Bank of China, Class H	239,670	*
	Total China (Cost: $541,658)	756,952
	Egypt (1.6%)
1,047	Orascom Construction Industries (GDR)	122,394
2,000	Orascom Telecom Holding, S.A.E. (Reg. S) (GDR)	134,600
	Total Egypt (Cost: $202,462)	256,994
	Hong Kong (7.0%)
240,000	Agile Property Holdings, Limited	251,465
41,000	China Mobile, Limited	369,343
3,772	CNOOC, Limited (ADR)	322,770
203,000	Hopewell Highway Infrastructure, Limited	204,394
	Total Hong Kong (Cost: $907,117)	1,147,972
	India (4.1%)
7,732	Infosys Technologies, Limited (ADR)	404,770
3,850	State Bank of India (GDR)	263,725
	Total India (Cost: $651,479)	668,495
	Indonesia (Cost: $204,484) (1.8%)
6,500	PT Telekomunikasi Indonesia Tbk (ADR)	298,545
	Israel (3.1%)
49,621	Bank Hapoalim, B.M.	258,690
6,500	Teva Pharmaceutical Industries, Limited (ADR)	249,015	†
	Total Israel (Cost: $451,989)	507,705

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Equity Securities	Value
	Malaysia (3.3%)
58,100	Public Bank BHD	$169,364
166,500	Resorts World BHD	157,972
92,500	SP Setia BHD	222,289
	Total Malaysia (Cost: $340,244)	549,625
	Mexico (5.8%)
7,321	Cemex, S.A.B. de C.V. (ADR)	237,933	*†
60,800	Empresas ICA, S.A.B. de C.V.	240,390	*
3,500	Grupo Aeroportuario del Sureste, S.A.B. de C.V. (ADR)	168,700
10,943	Grupo Televisa, S.A. (ADR)	306,951
	Total Mexico (Cost: $926,163)	953,974
	Philippines (Cost: $106,275) (1.0%)
677,000	SM Prime Holdings, Incorporated	161,381
	Russia (11.2%)
4,511	LUKOIL (ADR)	351,858	†
1,250	Mining and Metallurgical Company Norilsk Nickel (ADR)	241,563
3,026	Mobile Telesystems OJSC (ADR)	166,733
16,930	OAO Gazprom (ADR)	674,661
5,400	Sistema JSFC (Reg. S) (GDR)	153,630	*
1,865	Unified Energy System (Reg. S) (GDR)	243,383	*
	Total Russia (Cost: $1,745,326)	1,831,828
	South Africa (8.0%)
69,336	FirstRand, Limited	245,895
13,400	Gold Fields, Limited (ADR)	240,798	†
4,900	Impala Platinum Holdings, Limited (ADR)	158,025
9,745	Sasol, Limited (ADR)	332,987
11,106	Standard Bank Group, Limited	173,429
6,624	Telkom S.A., Limited	162,207
	Total South Africa (Cost: $1,126,075)	1,313,341
	South Korea (17.6%)
1,254	Hyundai Heavy Industries Company, Limited	316,137
8,280	LG Corporation	302,407
1,559	NHN Corporation	243,958	*
2,682	Samsung Electronics Company, Limited (144A) (Reg. S) (GDR)	823,374	**
6,550	Shinhan Financial Group Company, Limited	368,897
464	Shinsegae Company, Limited	315,853
9,554	SK Telecom Company, Limited (ADR)	237,226	†
11,550	Woori Finance Holdings Company, Limited	287,436
	Total South Korea (Cost: $2,563,533)	2,895,288
	Taiwan (12.1%)
186,528	Chi Mei Optoelectronics Corporation	208,824
10,622	China Steel Corporation (GDR)	242,075
82,000	Delta Electronics, Incorporated	256,155
172,000	Far EasTone Telecommunications Company, Limited	193,852

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Emerging Markets Equities Fund

April 30, 2007

Number of Shares	Equity Securities	Value
	Taiwan (Continued)
25,325	Hon Hai Precision Industry Company, Limited (Reg. S) (GDR)	$338,089
27,000	Shin Zu Shing Company, Limited	177,090
374,000	SinoPac Financial Holdings Company, Limited	161,742
39,600	Taiwan Semiconductor Manufacturing Company, Limited (ADR)	417,384
	Total Taiwan (Cost: $1,890,082)	1,995,211
	Turkey (1.9%)
35,885	Haci Omer Sabanci Holding A.S.	157,380
31,298	Koc Holding A.S.	154,742	*
1	Trakya Cam Sanayii A.S.	2
	Total Turkey (Cost: $314,360)	312,124
	Total Common Stock (Cost: $13,313,790) (93.5%)	15,354,904
	Preferred Stock
	Brazil (4.5%)
4,650,000	Companhia Energetica de Minas Gerais	164,037
16,800	Companhia Vale do Rio Doce (ADR)	574,392	†
	Total Preferred Stock (Cost: $588,702) (4.5%)	738,429
	Total Equity Securities (Cost: $13,902,492) (98.0%)	16,093,333
Principal Amount	Short-Term Investments ▲
$35,576	Banco Bilbao Vizcaya Argentaria, S.A., 5.305%, due 05/14/07	35,576	***
46,249	Bank of America, 5.27%, due 05/08/07	46,249	***
44,470	Bank of America, 5.27%, due 06/18/07	44,470	***
26,682	Bank of America, 5.27%, due 06/19/07	26,682	***
44,470	Bank of America, 5.31%, due 05/17/07	44,470	***
8,894	Bank of Montreal, 5.28%, due 05/18/07	8,894	***
8,894	Bank of Montreal, 5.28%, due 06/01/07	8,894	***
26,682	Bank of Nova Scotia, 5.28%, due 05/01/07	26,682	***
17,788	Bank of Nova Scotia, 5.28%, due 05/02/07	17,788	***
17,788	Bank of Nova Scotia, 5.28%, due 05/09/07	17,788	***
35,576	Bank of Sweden, 5.3%, due 05/11/07	35,576	***
17,788	Barclays Bank PLC, 5.285%, due 05/07/07	17,788	***
17,788	Barclays Bank PLC, 5.285%, due 05/21/07	17,788	***
44,470	Barclays Bank PLC, 5.29%, due 06/08/07	44,470	***
17,788	Barclays Bank PLC, 5.295%, due 06/04/07	17,788	***
8,894	Barclays Bank PLC, 5.295%, due 06/04/07	8,894	***
26,682	Barclays Bank PLC, 5.3%, due 05/16/07	26,682	***
17,788	CAFCO Funding LLC, 5.293%, due 05/31/07	17,788	***
26,682	CAFCO Funding LLC, 5.294%, due 05/16/07	26,682	***
8,894	Calyon, 5.3%, due 05/17/07	8,894	***
8,894	Calyon, 5.305%, due 05/24/07	8,894	***
17,788	Canadian Imperial Bank of Commerce, 5.28%, due 05/29/07	17,788	***
17,788	Charta LLC, 5.289%, due 06/13/07	17,788	***
8,894	Charta LLC, 5.296%, due 05/09/07	8,894	***

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments ▲	Value
$26,682	Charta LLC, 5.298%, due 05/08/07	$26,682	***
17,788	Citigroup, Inc., 5.31%, due 05/04/07	17,788	***
8,894	Compass Securitization, 5.293%, due 05/25/07	8,894	***
8,894	CRC Funding LLC, 5.282%, due 05/16/07	8,894	***
35,576	Credit Suisse USA, Inc., 5.275%, due 05/03/07	35,576	***
8,894	Credit Suisse USA, Inc., 5.295%, due 06/25/07	8,894	***
8,894	Credit Suisse USA, Inc., 5.3%, due 05/17/07	8,894	***
17,788	Credit Suisse USA, Inc., 5.3%, due 06/11/07	17,788	***
44,470	Credit Suisse USA, Inc., 5.31%, due 05/01/07	44,470	***
17,788	Deutsche Bank, 5.275%, due 05/03/07	17,788	***
17,788	Deutsche Bank, 5.3%, due 05/15/07	17,788	***
17,788	Erste Bank, 5.29%, due 05/09/07	17,788	***
8,894	Fairway Finance Company LLC, 5.297%, due 05/07/07	8,894	***
8,894	Falcon Asset Securitization Corp., 5.284%, due 05/24/07	8,894	***
8,894	Falcon Asset Securitization Corp., 5.292%, due 05/07/07	8,894	***
26,682	First Tennessee National Corp., 5.31%, due 05/02/07	26,682	***
17,788	Fortis Bank, 5.27%, due 05/11/07	17,788	***
26,682	Fortis Bank, 5.28%, due 05/21/07	26,682	***
17,788	Fortis Bank, 5.28%, due 05/23/07	17,788	***
26,682	Fortis Bank, 5.28%, due 05/25/07	26,682	***
8,894	Fortis Bank, 5.3%, due 06/25/07	8,894	***
8,894	Greyhawk Funding, 5.296%, due 05/02/07	8,894	***
8,894	HBOS Halifax Bank of Scotland, 5.3%, due 05/08/07	8,894	***
265,950	Investors Bank & Trust Depository Reserve, 3.59%	265,950
17,788	Jupiter Securitization Corp., 5.292%, due 05/02/07	17,788	***
8,894	Liberty Street Funding Corp., 5.282%, due 05/25/07	8,894	***
17,788	Liberty Street Funding Corp., 5.292%, due 05/03/07	17,788	***
8,893	Morgan Stanley, 5.383%, due 08/01/07	8,894	***
17,788	Paradigm Funding LLC, 5.282%, due 05/22/07	17,788	***
17,788	Paradigm Funding LLC, 5.287%, due 05/31/07	17,788	***
62,259	Rabobank Nederland, 5.265%, due 05/02/07	62,259	***
17,788	Rabobank Nederland, 5.275%, due 05/30/07	17,788	***
71,153	Rabobank Nederland, 5.3%, due 05/01/07	71,153	***
17,788	Ranger Funding, 5.283%, due 06/01/07	17,788	***
17,788	Ranger Funding, 5.287%, due 05/17/07	17,788	***
8,894	Ranger Funding, 5.291%, due 05/01/07	8,894	***
17,788	Ranger Funding, 5.293%, due 06/19/07	17,788	***
44,470	Royal Bank of Canada, 5.3%, due 05/01/07	44,470	***
8,894	Royal Bank of Scotland, 5.285%, due 05/07/07	8,894	***
17,788	Royal Bank of Scotland, 5.3%, due 05/08/07	17,788	***
8,894	Royal Bank of Scotland, 5.3%, due 05/09/07	8,894	***
26,682	Royal Bank of Scotland, 5.31%, due 05/25/07	26,682	***
13,341	Sheffield Receivables Corp., 5.286%, due 05/23/07	13,341	***
26,682	Sheffield Receivables Corp., 5.295%, due 05/04/07	26,682	***
8,894	Skandinaviska Enskilda Banken AB, 5.28%, due 05/15/07	8,894	***
161,059	Svenska Handelsbanken, 5.31%, due 05/01/07	161,059	***
8,894	Three Pillars Funding LLC, 5.282%, due 05/24/07	8,894	***
35,576	Toronto Dominion Bank, 5.28%, due 05/10/07	35,576	***

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Emerging Markets Equities Fund

April 30, 2007

Principal Amount	Short-Term Investments ▲	Value
$44,470	UBS AG, 5.28%, due 06/01/07	$44,470	***
44,470	UBS AG, 5.288%, due 06/18/07	44,470	***
17,788	UBS AG, 5.29%, due 06/12/07	17,788	***
53,365	UBS AG, 5.29%, due 06/15/07	53,365	***
17,788	Variable Funding Capital Co., 5.277%, due 05/17/07	17,788	***
8,894	Yorktown Capital LLC, 5.295%, due 05/14/07	8,894	***
	Total (Cost: $2,069,734)	2,069,734
	Total Short-Term Investments (Cost: $2,069,734) (12.6%)	2,069,734
	Total Investments (Cost: $15,972,226) (110.6%)	18,163,067
	Liabilities in Excess of Other Assets (– 10.6%)	(1,741,449)
	Net Assets (100.0%)	$16,421,618

Notes to the Schedule of Investments:

ADR  -  American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

GDR  -  Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

Reg. S  -  Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.

  *  Non-income producing.

  **  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the value of these securities amounted to $823,374 or 5.0% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company's Board of Directors.

  ***  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

  ▲  Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Emerging Markets Equities Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Airlines	1.0%
Commercial Banks	14.8
Construction & Engineering	2.2
Construction Materials	1.4
Diversified Financial Services	2.5
Diversified Telecommunication Services	3.2
Electric Utilities	2.5
Electronic Equipment & Instruments	4.8
Food & Staples Retailing	1.9
Health Care Providers & Services	0.9
Hotels, Restaurants & Leisure	1.0
Industrial Conglomerates	2.7
Insurance	1.4
Internet & Catalog Retail	1.1
Internet Software & Services	1.5
IT Services	2.5
Machinery	3.0
Media	1.9
Metals & Mining	9.0
Oil, Gas & Consumable Fuels	15.3
Pharmaceuticals	1.5
Real Estate Management & Development	4.5
Semiconductors & Semiconductor Equipment	7.5
Transportation Infrastructure	2.3
Wireless Telecommunication Services	7.6
Short-Term Investments	12.6
Total	110.6%

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	April 30, 2007

Principal Amount	Fixed Income Securities	Value
	Argentina (Cost: $712,513) (2.2% of Net Assets)
$697,279	Telecom Argentian S.A., Series B, 10%, due 10/15/11	$716,454
	Barbados (1.8%)
400,000	Sagicor Financial, Limited, (144A), 7.5%, due 05/12/16	406,840	*
200,000	Sagicor Financial, Limited, (Reg. S), 7.5%, due 05/12/16	203,420
	Total Barbados (Cost: $596,423)	610,260
	Brazil (9.6%)
630,000	Banco BMG S.A., (Reg. S), 9.15%, due 01/15/16	680,400
750,000	Banco Cruzeiro Do Sul S.A., 9.375%, due 09/26/11	787,500
250,000	Bertin Ltda., (144A), 10.25%, due 10/05/16	280,000	*
390,000	JBS S.A., (Reg. S), 10.5%, due 08/04/16	446,647
300,000	Marfrig Overseas, Limited, (144A), 9.625%, due 11/16/16	321,000	*
300,000	Republic of Brazil, 6%, due 01/17/17	305,850
350,000	Sul America Partecipacoe, (144A), 8.625%, due 02/15/12	363,650	*
	Total Brazil (Cost: $3,002,929)	3,185,047
	Chile (2.5%)
350,000	Empresa Nacional Electric, 7.325%, due 02/01/37	381,073
420,000	Enersis S.A., 7.375%, due 01/15/14	456,000
	Total Chile (Cost: $835,633)	837,073
	Colombia (7.8%)
1,100,000	Drummond Company, Incorporated, (144A), 7.375%, due 02/15/16	1,064,250	*
500,000	Republic of Colombia, 7.375%, due 01/27/17	549,750
865,000	Republic of Columbia, 7.375%, due 09/18/37	967,070
	Total Colombia (Cost: $2,470,211)	2,581,070
	Costa Rica (Cost: $503,519) (1.5%)
500,000	Republic of Costa Rica, (Reg. S), 6.548%, due 03/20/14	515,000
	Croatia (Cost: $992,578) (3.0%)
986,364	Republic of Croatia, Series A, Variable Rate based on U.S. LIBOR + 0.8125%, due 07/31/10	992,242
	Dominican Republic (4.6%)
500,000	Cap Cana S.A., (144A), 9.625%, due 11/03/13	527,500	*
200,000	Cerveceria Nacional Dominicana, (144A), 8%, due 03/27/14	206,500	*
1,260,000	TRICOM S.A., 11.375%, due 09/01/04	787,500	**#
	Total Dominican Republic (Cost: $1,863,841)	1,521,500
	El Salvador (Cost: $773,868) (2.8%)
800,000	Republic of El Salvador, (144A), 7.65%, due 06/15/35	924,000	*
	Indonesia (Cost: $677,119) (2.0%)
660,000	FREEPORT-McMoRan COPPER & GOLD, Incorporated, 6.875%, due 02/01/14	680,625
	Kazakhstan (8.8%)
200,000	ALB Finance BV, (144A), 9.25%, due 09/25/13	195,000	*
160,000	ATF Bank, (Reg. S), 9%, due 05/11/16	155,312
285,000	Centercredit International, (Reg. S), 8.625%, due 01/30/14	273,600
500,000	HSBK Europe BV, (144A), 7.25%, due 05/03/17	499,750	*

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Kazakhstan (Continued)
$500,000	Kazkommerts International BV, (Reg. S), 8%, due 11/03/15	$505,050
350,000	Temir Capital BV, 9%, due 11/24/11	353,500
700,000	Temir Capital BV, 9.25%, due 03/23/09	716,450
220,000	TuranAlem Finance BV, (144A), 8.25%, due 01/22/37	221,100	*
	Total Kazakhstan (Cost: $2,923,754)	2,919,762
	Malaysia (Cost: $1,006,973) (3.1%)
1,000,000	Penerbangan Malaysia Berhad, (Reg. S), 5.625%, due 03/15/16	1,014,279
	Mexico (16.3%)
555,000	Corporation Interamericana de Entretenimiento S.A.B. de C.V., (Reg. S), 8.875%, due 06/14/15	572,344
500,000	Grupo Gigante S.A.B. de C.V., (144A), 8.75%, due 04/13/16	526,250	*
2,900,000	Grupo Isuacell S.A. de C.V., Series B, 10%, due 06/15/07	2,979,750	**#
1,000,000	Grupo Iusacell S.A. de C.V., 14.25%, due 12/01/06	555,000	**#
300,000	Grupo Posadas S.A. de C.V., (Reg. S), 8.75%, due 10/04/11	313,500
250,000	Industrias Unidas S.A., (144A), 11.5%, due 11/15/16	271,562	*
200,000	Vitro S.A. de C.V., (144A), 8.625%, due 02/01/12	207,300	*
	Total Mexico (Cost: $5,289,653)	5,425,706
	Panama (7.7%)
1,000,000	AEL El Salvador Trust, (Reg. S), 6.75%, due 02/01/16	1,007,730
500,000	AES Panama S.A., (Reg. S), 6.35%, due 12/21/16	496,120
1,000,000	Republic of Panama, 6.7%, due 01/26/36	1,057,500
	Total Panama (Cost: $2,515,657)	2,561,350
	Peru (Cost: $789,144) (2.7%)
800,000	Southern Copper Corporation, 7.5%, due 07/27/35	887,600
	Russia (7.8%)
550,000	Alfa Bond Issuance PLC (Alpha Bank), 8.625%, due 12/09/15	553,531
400,000	Eurasia Cap (HCFB LLC), (144A), 9.5%, due 04/11/10	404,520	*
500,000	Mobile Telesystems Finance S.A., (Reg. S), 8%, due 01/28/12	530,400
450,000	Russian Standard Finance S.A. (Russian Standard Bank), (144A), 8.625%, due 05/05/11	455,063	*
600,000	VimpelCom, (144A), 8.25%, due 05/23/16	643,500	*
	Total Russia (Cost: $2,516,068)	2,587,014
	South Africa (Cost: $524,643) (1.6%)
500,000	Republic of South Africa, 6.5%, due 06/02/14	530,000
	South Korea (5.4%)
500,000	C&M Finance, Limited, (Reg. S), 8.1%, due 02/01/16	529,589
225,000	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Company, 6.875%, due 12/15/11	189,000
650,000	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Company, Variable Rate based on U.S. LIBOR + 3.25%, due 12/15/11	565,500
500,000	Woori Bank, (144A), 6.208%, due 05/02/37	499,260	*
	Total South Korea (Cost: $1,876,604)	1,783,349

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Emerging Markets Income Fund

April 30, 2007

Principal Amount	Fixed Income Securities	Value
	Turkey (3.0%)
$400,000	Bosphorus Financial Services, Limited, (144A), Variable Rate based on the U.S. LIBOR + 1.80%, due 02/15/12	$407,000	*
600,000	T2 Capital Finance Company S.A., (144A), 6.95%, due 02/06/17	600,000	*
	Total Turkey (Cost: $998,764)	1,007,000
	Ukraine (2.1%)
500,000	Exim Ukraine, 6.8%, due 10/04/12	495,000
185,000	Ukraine Government, (Reg. S), Variable Rate based on the U.S. LIBOR + 3.375%, due 08/05/09	196,285
	Total Ukraine (Cost: $657,744)	691,285
	Total Fixed Income Securities (Cost: $31,527,638) (96.3%)	31,970,616
	Currency Options
4,070,000	USD Put/JPY Call, Strike Price JPY 115.20, expires 09/26/07	45,665
	Total Currency Options (Cost: $84,615) (0.1%)	45,665
	Short-Term Investments
1,751,960	Investors Bank & Trust Depository Reserve, 3.59%	1,751,960
	Total Short-Term Investments (Cost: $1,751,960) (5.3%)	1,751,960
	Total Investments (Cost: $33,364,213) (101.7%)	33,768,241
	Liabilities in Excess of Other Assets (– 1.7%)	(573,925)
	Net Assets (100.0%)	$33,194,316

Notes to the Schedule of Investments:

JPY  -  Japanese Yen.

Reg. S  -  Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.

  *  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the value of these securities amounted to $9,024,045 or 27.2% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company's Board of Directors.

  **  Non-income producing.

  #  Company is in default and is not making interest payments.

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Banking	15.6%
Banking & Financial Services	0.1
Beverages, Food & Tobacco	2.1
Commercial Services	0.8
Communications	2.4
Electric Utilities	4.0
Electronics	2.3
Entertainment & Leisure	3.3
Financial Services	18.6
Food Retailers	1.6
Home Construction, Furnishings & Appliances	0.6
Insurance	2.9
Lodging	0.9
Metals	2.7
Mining	2.0
Miscellaneous	1.0
Radio Telephone Communications	1.9
Sovereign Government	21.3
Telephone Communications, exc. Radio	10.7
Telephone Systems	1.6
Short-Term Investments	5.3
Total	101.7%

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Global Equities Fund

Schedule of Investments (Unaudited)	April 30, 2007

Number of Shares	Common Stock	Value
	Australia (2.7% of Net Assets)
25,021	BHP Billiton, Limited	$612,195
42,411	Foster's Group, Limited	224,386
46,016	Macquarie Airports	151,920
21,500	QBE Insurance Group, Limited	546,405
	Total Australia (Cost: $1,352,254)	1,534,906
	Belgium (Cost: $303,923) (0.6%)
3,795	Mobistar S.A.	328,318
	Canada (2.5%)
16,011	Candian National Railway Company	805,657
9,000	First Quantum Minerals, Limited	624,051
	Total Canada (Cost: $1,200,324)	1,429,708
	Cayman Islands (Cost: $690,225) (1.2%)
12,000	Ace, Limited	713,520
	Denmark (Cost: $550,463) (1.0%)
7,100	Jyske Bank A/S	570,047	*
	France (4.2%)
9,600	BNP Paribas	1,113,784
13,000	Total S.A.	958,407
9,130	Vivendi	376,634	†
	Total France (Cost: $2,270,009)	2,448,825
	Germany (4.2%)
25,847	Accenture, Limited, Class A	1,010,618	†
6,280	Bayerische Motoren Werke (BMW) AG	386,318
950	Merck KGaA	125,937
5,100	Muenchener Rueckversicherungs Gesellschaft AG	906,002
	Total Germany (Cost: $2,115,105)	2,428,875
	Great Britain (10.3%)
11,140	Barratt Developments PLC	239,843
55,027	BT Group PLC	346,169
33,028	Charter PLC	674,655	*
30,385	GlaxoSmithKline PLC	876,477
14,000	Rio Tinto PLC	850,781
33,907	Royal Dutch Shell PLC, B Shares	1,194,145
24,190	Smith & Nephew PLC	301,857
60,140	Tesco PLC	553,078
15,000	Unilever PLC	469,342
28,346	United Business Media PLC	455,998
	Total Great Britain (Cost: $5,448,418)	5,962,345
	Hong Kong (0.9%)
106,000	Great Eagle Holdings, Limited	388,178
32,000	HongKong Electric Holdings, Limited	160,125
	Total Hong Kong (Cost: $483,571)	548,303

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Global Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Ireland (Cost: $445,671) (0.7%)
28,130	Grafton Group PLC	$416,848	*
	Italy (3.1%)
108,220	Aem SpA	423,104
7,000	Autostrade SpA	231,134
133,000	Intesa Sanpaolo	1,114,497	*
	Total Italy (Cost: $1,596,275)	1,768,735
	Japan (7.8%)
10,574	JFE Holdings, Incorporated	581,134
9,000	Kao Corporation	247,005
51,000	Nissan Motor Company, Limited	512,894
2,000	Orix Corporation	533,188
21,000	Sompo Japan Insurance, Incorporated	256,432
9,000	Tokyo Electric Power Company, Incorporated (The)	299,072
36,000	Toyota Tsusho Corporation	874,330
14,000	Tsumura & Company	312,776
3,500	Yamada Denki Company, Limited	323,343
51,000	YASKAWA Electric Corporation	582,732
	Total Japan (Cost: $4,605,822)	4,522,906
	Netherlands (3.2%)
11,750	Arcelor Mittal	627,458
11,000	ASML Holding N.V.	298,845	*
12,000	Heineken NV	642,402
7,100	Koninklijke (Royal) Philips Electronics N.V.	291,592
	Total Netherlands (Cost: $1,710,499)	1,860,297
	Singapore (Cost: $166,393) (0.3%)
73,000	Singapore Telecommunications, Limited	158,467
	Switzerland (2.4%)
1,390	Actelion, Limited	330,528	*
3,580	Zurich Financial Services AG	1,039,714	*
	Total Switzerland (Cost: $1,333,825)	1,370,242
	United States (53.4%)
10,900	Allstate Corporation	679,288
14,799	Altria Group, Incorporated	1,019,947
6,600	Anadarko Petroleum Corporation	307,956
14,200	Applera Corp.—Applied Biosystems Group	443,608
25,000	Applied Materials, Incorporated	480,500
13,613	Armor Holdings, Incorporated	973,330	*†
36,790	AT&T, Incorporated	1,424,509
12,000	Ball Corporation	608,280
4,500	Boston Properties, Incorporated (REIT)	529,020
5,600	CIGNA Corporation	871,304
26,000	CIT Group, Incorporated	1,550,900
44,000	Citigroup, Incorporated	2,359,280

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Global Equities Fund

April 30, 2007

Number of Shares	Common Stock	Value
	United States (Continued)
23,310	ConocoPhillips	$1,616,549
19,528	Countrywide Financial Corporation	724,098
2,540	Goldman Sachs Group, Incorporated	555,269
18,210	Goodrich Corporation	1,035,056
23,170	Home Depot, Incorporated	877,448
9,366	International Business Machines Corporation	957,299
6,000	J.C. Penney Co., Incorporated	474,540
10,241	Kraft Foods, Incorporated, Class A	342,766
16,217	Marathon Oil Corporation	1,646,836
34,050	Microsoft Corporation	1,019,457
53,057	Motorola, Incorporated	919,478
59,725	Oracle Corporation	1,122,830	*
7,600	PNC Financial Services Group, Incorporated	563,160
14,820	Procter & Gamble Company (The)	953,074
13,010	Quest Diagnostics, Incorporated	636,059	†
56,000	Time Warner, Incorporated	1,155,280
9,015	TXU Corporation	591,204
6,500	VF Corporation	570,765
16,596	Wal-Mart Stores, Incorporated	795,280
7,400	Waters Corporation	439,782	*
36,536	Wyeth	2,027,748
8,481	Yum! Brands, Incorporated	524,635
	Total United States (Cost: $28,924,700)	30,796,535
	Total Common Stock (Cost: $53,197,477) (98.5%)	56,858,877
	Short-Term Investments
	Money Market Investments (Cost: $36,979)
36,979	TCW Money Market Fund, 5.14%	36,979	#
Principal Amount	Other Short-Term Investments ▲
$59,736	Banco Bilbao Vizcaya Argentaria, S.A., 5.305%, due 05/14/07	59,736	**
77,655	Bank of America, 5.27%, due 05/08/07	77,655	**
74,668	Bank of America, 5.27%, due 06/18/07	74,668	**
44,801	Bank of America, 5.27%, due 06/19/07	44,801	**
74,668	Bank of America, 5.31%, due 05/17/07	74,668	**
14,934	Bank of Montreal, 5.28%, due 05/18/07	14,934	**
14,934	Bank of Montreal, 5.28%, due 06/01/07	14,934	**
44,801	Bank of Nova Scotia, 5.28%, due 05/01/07	44,801	**
29,867	Bank of Nova Scotia, 5.28%, due 05/02/07	29,867	**
29,867	Bank of Nova Scotia, 5.28%, due 05/09/07	29,867	**
59,735	Bank of Sweden, 5.3%, due 05/11/07	59,735	**
29,867	Barclays Bank PLC, 5.285%, due 05/07/07	29,867	**
29,867	Barclays Bank PLC, 5.285%, due 05/21/07	29,867	**
74,668	Barclays Bank PLC, 5.29%, due 06/08/07	74,668	**

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Global Equities Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value
	Other Short-Term Investments (Continued)
$29,867	Barclays Bank PLC, 5.295%, due 06/04/07	$29,867	**
14,934	Barclays Bank PLC, 5.295%, due 06/04/07	14,934	**
44,801	Barclays Bank PLC, 5.3%, due 05/16/07	44,801	**
29,867	CAFCO Funding LLC, 5.293%, due 05/31/07	29,867	**
44,801	CAFCO Funding LLC, 5.294%, due 05/16/07	44,801	**
14,934	Calyon, 5.3%, due 05/17/07	14,934	**
14,934	Calyon, 5.305%, due 05/24/07	14,934	**
29,867	Canadian Imperial Bank of Commerce, 5.28%, due 05/29/07	29,867	**
29,867	Charta LLC, 5.289%, due 06/13/07	29,867	**
14,934	Charta LLC, 5.296%, due 05/09/07	14,934	**
44,801	Charta LLC, 5.298%, due 05/08/07	44,801	**
29,867	Citigroup, Inc., 5.31%, due 05/04/07	29,867	**
14,934	Compass Securitization, 5.293%, due 05/25/07	14,934	**
14,934	CRC Funding LLC, 5.282%, due 05/16/07	14,934	**
59,735	Credit Suisse USA, Inc., 5.275%, due 05/03/07	59,735	**
14,934	Credit Suisse USA, Inc., 5.295%, due 06/25/07	14,934	**
14,934	Credit Suisse USA, Inc., 5.3%, due 05/17/07	14,934	**
29,867	Credit Suisse USA, Inc., 5.3%, due 06/11/07	29,867	**
74,668	Credit Suisse USA, Inc., 5.31%, due 05/01/07	74,668	**
29,867	Deutsche Bank, 5.275%, due 05/03/07	29,867	**
29,867	Deutsche Bank, 5.3%, due 05/15/07	29,867	**
29,867	Erste Bank, 5.29%, due 05/09/07	29,867	**
14,934	Fairway Finance Company LLC, 5.297%, due 05/07/07	14,934	**
14,934	Falcon Asset Securitization Corp., 5.284%, due 05/24/07	14,934	**
14,934	Falcon Asset Securitization Corp., 5.292%, due 05/07/07	14,934	**
44,801	First Tennessee National Corp., 5.31%, due 05/02/07	44,801	**
29,867	Fortis Bank, 5.27%, due 05/11/07	29,867	**
44,801	Fortis Bank, 5.28%, due 05/21/07	44,801	**
29,867	Fortis Bank, 5.28%, due 05/23/07	29,867	**
44,801	Fortis Bank, 5.28%, due 05/25/07	44,801	**
14,934	Fortis Bank, 5.3%, due 06/25/07	14,934	**
14,934	Greyhawk Funding, 5.296%, due 05/02/07	14,934	**
14,934	HBOS Halifax Bank of Scotland, 5.3%, due 05/08/07	14,934	**
730,460	Investors Bank & Trust Depository Reserve, 3.59%	730,460
29,867	Jupiter Securitization Corp., 5.292%, due 05/02/07	29,867	**
14,934	Liberty Street Funding Corp., 5.282%, due 05/25/07	14,934	**
29,867	Liberty Street Funding Corp., 5.292%, due 05/03/07	29,867	**
14,933	Morgan Stanley, 5.383%, due 08/01/07	14,934	**
29,867	Paradigm Funding LLC, 5.282%, due 05/22/07	29,867	**
29,867	Paradigm Funding LLC, 5.287%, due 05/31/07	29,867	**
104,536	Rabobank Nederland, 5.265%, due 05/02/07	104,536	**
29,867	Rabobank Nederland, 5.275%, due 05/30/07	29,867	**
119,469	Rabobank Nederland, 5.3%, due 05/01/07	119,469	**
29,867	Ranger Funding, 5.283%, due 06/01/07	29,867	**
29,867	Ranger Funding, 5.287%, due 05/17/07	29,867	**
14,934	Ranger Funding, 5.291%, due 05/01/07	14,934	**
29,867	Ranger Funding, 5.293%, due 06/19/07	29,867	**

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Global Equities Fund

April 30, 2007

Principal Amount	Short-Term Investments	Value
	Other Short-Term Investments (Continued)
$74,668	Royal Bank of Canada, 5.3%, due 05/01/07	$74,668	**
14,934	Royal Bank of Scotland, 5.285%, due 05/07/07	14,934	**
29,867	Royal Bank of Scotland, 5.3%, due 05/08/07	29,867	**
14,934	Royal Bank of Scotland, 5.3%, due 05/09/07	14,934	**
44,801	Royal Bank of Scotland, 5.31%, due 05/25/07	44,801	**
22,400	Sheffield Receivables Corp., 5.286%, due 05/23/07	22,400	**
44,801	Sheffield Receivables Corp., 5.295%, due 05/04/07	44,801	**
14,934	Skandinaviska Enskilda Banken AB, 5.28%, due 05/15/07	14,934	**
270,403	Svenska Handelsbanken, 5.31%, due 05/01/07	270,403	**
14,934	Three Pillars Funding LLC, 5.282%, due 05/24/07	14,934	**
59,735	Toronto Dominion Bank, 5.28%, due 05/10/07	59,735	**
74,668	UBS AG, 5.28%, due 06/01/07	74,668	**
74,668	UBS AG, 5.288%, due 06/18/07	74,668	**
29,867	UBS AG, 5.29%, due 06/12/07	29,867	**
89,602	UBS AG, 5.29%, due 06/15/07	89,602	**
29,867	Variable Funding Capital Co., 5.277%, due 05/17/07	29,867	**
14,934	Yorktown Capital LLC, 5.295%, due 05/14/07	14,934	**
	Total Other Short-Term Investments (Cost: $3,759,110)	3,759,110
	Total Short-Term Investments (Cost: $3,796,089) (6.6%)	3,796,089
	Total Investments (Cost: $56,993,566) (105.1%)	60,654,966
	Liabilities in Excess of Other Assets (– 5.1%)	(2,957,952)
	Net Assets (100.0%)	$57,697,014

Notes to the Schedule of Investments:

REIT  -  Real Estate Investment Trust.

  *  Non-income producing.

  **  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

  #  Affiliated Issuer.

  ▲  Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Global Equities Fund

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Aerospace & Defense	3.5%
Automobiles	1.6
Beverages	1.5
Biotechnology	0.6
Capital Markets	1.0
Commercial Banks	5.8
Communications Equipment	1.6
Computers & Peripherals	1.7
Consumer Finance	0.9
Containers & Packaging	1.0
Diversified Financial Services	6.8
Diversified Telecommunication Services	3.4
Electric Utilities	0.8
Electronic Equipment & Instruments	1.0
Food & Staples Retailing	2.3
Food Products	1.4
Health Care Equipment & Supplies	0.5
Health Care Providers & Services	2.6
Hotels, Restaurants & Leisure	0.9
Household Durables	0.9
Household Products	2.0
Independent Power Producers & Energy Traders	1.0
Insurance	7.2
IT Services	1.7
Life Science Tools & Services	1.6
Machinery	1.2
Media	3.4
Metals & Mining	5.7
Multiline Retail	0.8
Multi-Utilities	0.8
Oil, Gas & Consumable Fuels	9.9
Pharmaceuticals	5.8
Real Estate Investment Trust (REITs)	0.9
Real Estate Management & Development	0.7
Road & Rail	1.4
Semiconductors & Semiconductor Equipment	1.3
Software	3.7
Specialty Retail	2.1
Textiles, Apparel & Luxury Goods	1.0
Thrifts & Mortgage Finance	1.3
Tobacco	1.8
Trading Companies & Distributors	2.2
Transportation Infrastructure	0.6
Wireless Telecommunication Services	0.6
Short-Term Investments	6.6
Total	105.1%

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2007

	TCW Asia Pacific Equities Fund		TCW Emerging Markets Equities Fund		TCW Emerging Markets Income Fund		TCW Global Equities Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$26,924		$18,163	(2)	$33,768		$60,618	(2)
Investments in Affiliated Issuers, at Value	—		—		—		37	(3)
Foreign Currency, at Value (4)	565		84		14		25
Receivables for Securities Sold	522		165		286		—
Receivables for Fund Shares Sold	—		11		14		10
Interest and Dividends Receivable	66		26		572		111
Foreign Tax Reclaim Receivable	—		—	(5)	—		12
Total Assets	28,077		18,449		34,654		60,813
LIABILITIES
Distributions Payable	—		—		14		—
Payables for Securities Purchased	809		165		1,277		—
Payables for Fund Shares Redeemed	—		—		97		5
Payables Upon Return of Securities Loaned	—		1,804		—		3,029
Accrued Capital Gain Withholding Taxes	5		1		—		—
Accrued Directors' Fees and Expenses	6		6		6		6
Accrued Compliance Expense	—	(5)	—		—	(5)	—	(5)
Accrued Management Fees	21		12		20		35
Other Accrued Expenses	56		39		46		41
Total Liabilities	897		2,027		1,460		3,116
NET ASSETS	$27,180		$16,422		$33,194		$57,697
NET ASSETS CONSIST OF:
Paid-in Capital	$18,144		$22,822		$29,002		$54,332
Undistributed Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency	751		(8,592)		2,964		(476)
Unrealized Appreciation of Investments and Foreign Currency	8,323		2,189		403		3,662
Undistributed (Distributions in Excess of) Net Investment Income	(38)		3		825		179
NET ASSETS	$27,180		$16,422		$33,194		$57,697
NET ASSETS ATTRIBUTABLE TO:
I Class Share	$27,180		$16,422		$32,841		$57,319
N Class Share					$353		$378
CAPTIAL SHARES OUTSTANDING: (6)
I Class Share	1,954,877		872,104		4,206,410		3,849,917
N Class Share					35,881		25,370
NET ASSET VALUE PER SHARE: (7)
I Class Share	$13.90		$18.83		$7.81		$14.89
N Class Share					$9.85		$14.89

(1)  The identified cost for the TCW Asia Pacific Equities Fund, the TCW Emerging Markets Equities Fund, the TCW Emerging Markets Income Fund, and the TCW Global Equities Fund at April 30, 2007 was $18,597, $15,972, $33,364, and $56,957, respectively.

(2)  The market value of securities lent for the TCW Emerging Markets Equities Fund and the TCW Global Equities Fund at April 30, 2007 was $1,715 and $2,937, respectively.

(3)  The identified cost for the TCW Global Equities Fund at April 30, 2007 was $37.

(4)  The identified cost for the TCW Asia Pacific Equities Fund, the TCW Emerging Markets Equities Fund, the TCW Emerging Markets Income Fund, and the TCW Global Equities Fund at April 30, 2007 was $569, $86, $15, and $25, respectively.

(5)  Amount rounds to less than $1 (in thousands).

(6)  The number of authorized shares with a par value of $0.001 per share, for the TCW Asia Pacific Equities Fund and the TCW Emerging Markets Equities Fund is 1,667,000,000 for each of the I Class shares, the TCW Emerging Markets Income Fund and the TCW Global Equities Fund is 2,000,000,000 for each of the I Class and N Class shares.

(7)  Represents offering price and redemption price per share.

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2007

	TCW Asia Pacific Equities Fund		TCW Emerging Markets Equities Fund		TCW Emerging Markets Income Fund	TCW Global Equities Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$203	(1)	$143	(1)	$—	$542	(1)
Dividends from Investment in Affiliated Issuers	—		—		—	1
Interest	6		4		2,064	13
Net Security Lending Income	—	(2)(3)	3	(2)	—	4	(2)
Other	—		—		—	5
Total	209		150		2,064	565
Expenses:
Managment Fees	127		78		136	202
Accounting Service Fees	2		1		5	5
Administration Fees	20		14		11	24
Transfer Agent Fees:
I Class	5		5		16	5
N Class	—		—		4	4
Custodian Fees	38		26		21	30
Professional Fees	15		14		19	18
Directors' Fees and Expenses	7		7		7	7
Registration Fees:
I Class	8		8		12	8
N Class	—		—		1	—	(3)
Distribution Fees:
N Class	—		—		— (3)	—	(3)
Compliance Expense	—	(3)	—	(3)	1	1
Other	6		5		13	11
Total	228		158		246	315
Less Expenses Borne by Investment Advisor:
I Class	5		11		—	—
N Class	—		—		5	4
Net Expenses	223		147		241	311
Net Investment Income (Loss)	(14)		3		1,823	254
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
Investments	762		1,483		522	3,462
Foreign Currency	(10)		(1)		1	(46)
Change in Unrealized Appreciation (Depreciation) on:
Investments	3,538	(4)	1,013	(4)	(180)	579
Foreign Currency	8		(1)		(1)	—
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	4,298		2,494		342	3,995
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,284		$2,497		$2,165	$4,249

(1)  Net of foreign taxes withheld. Total amount withheld for the TCW Asia Pacific Equities Fund, the TCW Emerging Markets Equities Fund, and the TCW Global Equities Fund was $18, $16, and $23, respectively.

(2)  Net of broker fees.

(3)  Amount rounds to less than $1 (in thousands).

(4)  Net of capital gain withholding taxes for the TCW Asia Pacific Equities Fund and the TCW Emerging Markets Equities Fund of $5 and $1, respectively.

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Asia Pacific Equities Fund		TCW Emerging Markets Equities Fund
	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
OPERATIONS
Net Investment Income (Loss)	$(14)	$151	$3	$134
Net Realized Gain on Investments and Foreign Currency Transactions	752	1,772	1,482	3,001
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	3,546	3,954	1,012	(343)
Increase in Net Assets Resulting from Operations	4,284	5,877	2,497	2,792
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(120)	(207)	(115)	(185)
Distributions from Net Realized Gain:
I Class	(1,762)	(1,298)	—	—
Total Distributions to Shareholders	(1,882)	(1,505)	(115)	(185)
NET CAPITAL SHARE TRANSACTIONS
I Class	1,799	1,718	(399)	(674)
Redemption Fees (Note 2)	— (1)	— (1)	— (1)	6
Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	1,799	1,718	(399)	(668)
Increase (Decrease) in Net Assets	4,201	6,090	1,983	1,939
NET ASSETS
Beginning of Period	22,979	16,889	14,439	12,500
End of Period	$27,180	$22,979	$16,422	$14,439

Undistributed (Accumulated) Net Investment Income (Loss)	$(38)	$96	$3	$115

(1)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Emerging Markets Income Fund		TCW Global Equities Fund
	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
OPERATIONS
Net Investment Income (Loss)	$1,823	$3,019	$254	$332
Net Realized Gain on Investments and Foreign Currency Transactions	523	2,869	3,416	5,875
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(181)	(959)	579	2,330
Increase in Net Assets Resulting from Operations	2,165	4,929	4,249	8,537
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(995)	(3,330)	(166)	—
N Class	(3)	—	—	—
Distributions from Net Realized Gain:
I Class	(1,833)	(2,031)	—	—
N Class	(3)	—	—	—
Total Distributions to Shareholders	(2,834)	(5,361)	(166)	—
NET CAPITAL SHARE TRANSACTIONS
I Class	(17,265)	(18,609)	1,158	17,044
N Class	318	31	349	8
K Class	—	—	—	(5	)(1)
Redemption Fees (Note 2)	— (2)	10	— (2)	—	(2)
Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	(16,947)	(18,568)	1,507	17,047
Increase (Decrease) in Net Assets	(17,616)	(19,000)	5,590	25,584
NET ASSETS
Beginning of Period	50,810	69,810	52,107	26,523
End of Period	$33,194	$50,810	$57,697	$52,107

Undistributed (Accumulated) Net Investment Income (Loss)	$825	$—	$179	$91

(1)  For the period November 1, 2005 through December 30, 2005 (Liquidation date of the K Class shares).

(2)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)	April 30, 2007

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), that currently offers 27 no-load mutual funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Société Générale Asset Management International Ltd. ("SGUK") (regulated by the Financial Services Authority in the United Kingdom) is a sub-advisor to the TCW Emerging Markets Equities Fund and the TCW Global Equities Fund. SGY Asset Management (Singapore) Ltd. ("SGY") is a sub-advisor to the TCW Asia Pacific Equities Fund. The Advisor, SGUK and SGY are second-tier subsidiaries of Société Générale Asset Management, S.A. Each Fund has distinct investment objectives. The following are the objectives for the 4 International Funds that are covered in this report:

TCW Fund	Investment Objective
Non-Diversified Equity Funds

TCW Asia Pacific Equities Fund	Seeks long-term capital appreciation by investing in equity securities of companies in the Asia Pacific Region, except Australia, Japan, and New Zealand, or securities convertible into such equity securities.

TCW Emerging Markets Equities Fund	Seeks long-term capital appreciation by investing in equity securities of companies in emerging market countries around the world.

TCW Global Equities Fund	Seeks long-term capital appreciation by investing in equity securities of companies located in countries in the MSCI World Index.

Non-Diversified Fixed Income Fund

TCW Emerging Markets Income Fund	Seeks high total return from current income and capital appreciation by investing in debt securities issued by emerging market country governments, their agencies or instrumentalities, or emerging market private corporate issuers.

The TCW Emerging Markets Income Fund and the TCW Global Equities Fund offer two classes of shares: I Class and the N Class. All other International Funds offer only the I Class shares. The classes are substantially the same except that the N Class shares are subject to a distribution fee.

TCW Global Equities Fund invests in the affiliated TCW Money Market Fund. The TCW Global Equities Fund's ownership percentage in the TCW Money Market Fund is less than 0.01%.

A copy of the TCW Money Market Fund's financial statements is available by calling 800-FUND-TCW (800-386-3829) or by going to the SEC website at http:// www.sec.gov.

INTERNATIONAL AND GLOBAL FUNDS

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares of the Fund on each business day as of 1:00 p.m. Pacific Standard/Daylight Time.

Security Valuations: Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price.

The Company has adopted, after the approval by the Company's Board of Directors, a fair valuation methodology for the Funds that invest in foreign equity securities (exclusive of Latin American equity securities) to prevent "time zone arbitrage." This methodology is designed to address the effect of movements in the U.S. market on the securities traded on a foreign exchange that has been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model will be utilized each trading day and will not be dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon are valued at amortized value using their value of the 61st day prior to maturity.

Redemption Fees: The International Funds impose a short-term redemption fee on shares owned less than 90 days equal to 2% of the value of the shares redeemed. Redemption fees are recorded by the Funds as additional paid-in capital. For the six months ended April 30, 2007, each of the TCW Asia Pacific Equities Fund, the TCW Emerging Markets Equities Fund, the TCW Emerging Markets Income Fund and the TCW Global Equities Fund received redemption fees that amounted to less than $1,000.

Security Transactions and Related Investment Income: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Premiums and discounts on securities purchased are amortized over the life of the respective securities using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statements of Operations with the related net realized or net unrealized gain or loss. Pursuant to U.S. federal income tax regulations, certain foreign

INTERNATIONAL AND GLOBAL FUNDS

TCW Funds, Inc.

April 30, 2007

Note 2 — Significant Accounting Policies (Continued)

exchange gains and losses included in realized and unrealized gains and losses are considered ordinary income for federal income tax purposes.

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Forward Foreign Currency Contracts: Certain Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss on the Statement of Assets and Liabilities. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. There were no forward foreign currency contracts outstanding at April 30, 2007.

Repurchase Agreements:   The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings. There were no repurchase agreements outstanding at April 30, 2007.

Security Lending: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Options: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities and are included in the Schedule of Investments. The cost of securities acquired through the exercise of call options is increased by premiums paid.

Allocation of Operating Activity for Multiple Classes: Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per share dividends for each class.

Dividends and Distributions:  Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Emerging Markets Income Fund declares and pays, or reinvests, dividends from net investment income monthly. All other Funds declare and pay, or reinvest, dividends from net

INTERNATIONAL AND GLOBAL FUNDS

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

investment income annually. Distributions of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Security Lending

The Funds listed below have outstanding securities on loan at April 30, 2007. The loans were collateralized with cash, which was invested in short-term instruments. Income from these investments, net of broker fees, is shown on the Statement of Operations (amounts in thousands).

	Market Value of Loaned Securities	Collateral Value
TCW Emerging Markets Equities Fund	$1,715	$1,804
TCW Global Equities Fund	2,937	3,029

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2007, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW Asia Pacific Equities Fund	TCW Emerging Markets Equities Fund	TCW Emerging Markets Income Fund	TCW Global Equities Fund
Unrealized Appreciation	$8,369	$2,485	$2,183	$4,510
Unrealized (Depreciation)	(64)	(293)	(952)	(849)
Net Unrealized Appreciation	$8,305	$2,192	$1,231	$3,661
Cost of Investments for Federal Income Tax Purposes	$18,619	$15,971	$32,537	$56,994

INTERNATIONAL AND GLOBAL FUNDS

TCW Funds, Inc.

April 30, 2007

Note 5 — Fund Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Asia Pacific Equities Fund	1.00%
TCW Emerging Markets Equities Fund	1.00%
TCW Emerging Markets Income Fund	0.75%
TCW Global Equities Fund	0.75%

In addition to the management fees, the Funds reimburse, with approval by the Company's Board of Directors, the Advisor's costs associated in support of the Funds' Rule 38a-1 compliance obligations. These amounts are allocated to each Fund based on the net management fees paid and are included on the Statement of Operations.

The operating expenses for I and N Classes are limited to the average of the total expense ratios for comparable funds as reported by Lipper, Inc. ("Lipper Average") for each fund's respective investment objective, which is subject to change on a monthly basis. This expense limitation is voluntary and is terminable on a six months notice. At April 30, 2007, the average expense ratios reported by Lipper, Inc. as they relate to each Fund/class were as follows:

TCW Asia Pacific Equities Fund	1.72%
TCW Emerging Markets Equities Fund	1.85%
TCW Emerging Markets Income Fund	1.40%
TCW Global Equities Fund	1.57%

The amount borne by the Advisor when the operating expenses of a Fund are in excess of the Lipper Average cannot be recaptured in the subsequent fiscal years. The Advisor can recapture expenses only within a given fiscal year for that year's operating expenses.

Note 6 — Distribution Plan

TCW Brokerage Services ("Distributor"), an affiliate of the Advisor, serves as the nonexclusive distributor of each class of the Company's shares. The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 7 — Transactions with Affiliates

The summary of TCW Global Equities Fund's transactions in the securities of affiliated issuers for the six months ended April 30, 2007, is as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (in thousands)	Dividends and Interest Income (in thousands)	Net Realized Gain (Loss) (in thousands)
TCW Money Market Fund	36,071	908	—	36,979	$37	$1	$—

INTERNATIONAL AND GLOBAL FUNDS

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for six months ended April 30, 2007, were as follows (amounts in thousands):

TCW Asia Pacific	TCW Emerging Markets Equities Fund	TCW Emerging Markets Equities Fund	TCW Global Income Fund	Equities Fund
Purchases at Cost	$7,584	$7,603	$15,576	$61,950

Sales Proceeds	$7,804	$8,118	$35,165	$58,374

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2007.

Note 9 — Capital Share Transactions

Transactions in each Fund's shares were as follows:

TCW Asia Pacific Equities Fund I Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	26,303	$361	50,014	$566
Shares Issued upon Reinvestment of Dividends	143,134	1,844	130,547	1,384
Shares Redeemed	(30,727)	(406)	(19,144)	(232)
Net Increase	138,710	$1,799	161,417	$1,718
TCW Emerging Markets Equities Fund I Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	84,947	$1,505	462,483	$7,046
Shares Issued upon Reinvestment of Dividends	5,971	106	11,694	166
Shares Redeemed	(111,545)	(2,010)	(559,581)	(7,886)
Net Decrease	(20,627)	$(399)	(85,404)	$(674)
TCW Emerging Markets Income Fund I Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	254,895	$1,988	1,422,927	$11,376
Shares Issued upon Reinvestment of Dividends	354,083	2,732	589,819	4,680
Shares Redeemed	(2,753,984)	(21,985)	(4,351,595)	(34,665)
Net Decrease	(2,145,006)	$(17,265)	(2,338,849)	$(18,609)

INTERNATIONAL AND GLOBAL FUNDS

TCW Funds, Inc.

April 30, 2007

Note 9 — Capital Share Transactions (Continued)

TCW Emerging Markets Income Fund N Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	32,151	$313	3,188	$31
Shares Issued upon Reinvestment of Dividends	615	6	—	—
Shares Redeemed	(86)	(1)	—	—
Net Increase	32,680	$318	3,188	$31
TCW Global Equities Fund I Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	101,437	$1,444	2,539,693	$32,479
Shares Issued upon Reinvestment of Dividends	10,539	148	—	—
Shares Redeemed	(30,587)	(434)	(1,190,326)	(15,435)
Net Increase	81,389	$1,158	1,349,367	$17,044
TCW Global Equities Fund N Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	24,920	$351	589	$8
Shares Redeemed	(154)	(2)	—	—
Net Increase	24,766	$349	589	$8

TCW Global Equities Fund K Class	For the Period November 1, 2005 through December 30, 2005 (Liquidation of the K Class shares)
	Shares	(in thousands)
Shares Redeemed	(454)	$(5)
Net Decrease	(454)	$(5)

Note 10 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities (excluding 144A and Reg. S issues) at April 30, 2007.

Note 11 — Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a fund's financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax

INTERNATIONAL AND GLOBAL FUNDS

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 11 — Recently Issued Accounting Pronouncements (Continued)

position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact, if any, of applying the various provisions of FIN 48 on the Funds' financial statements.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America and expands disclosure about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and will be implemented in the future financial reports.

TCW Asia Pacific Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Period	$12.65		$10.21	$9.09	$8.92	$6.61	$6.20
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.01)		0.08	0.15	0.05	0.02	(0.03)
Net Realized and Unrealized Gain on Investments	2.30		3.27	1.39	0.15	2.29	0.44
Total from Investment Operations	2.29		3.35	1.54	0.20	2.31	0.41
Less Distributions:
Distributions from Net Investment Income	(0.07)		(0.13)	(0.04)	(0.03)	—	—
Distributions from Net Realized Gain	(0.97)		(0.78)	(0.38)	—	—	—
Total Distributions	(1.04)		(0.91)	(0.42)	(0.03)	—	—
Redemption Fees	—	(2)	— (2)	— (2)	—	—	—
Net Asset Value per Share, End of Period	$13.90		$12.65	$10.21	$9.09	$8.92	$6.61
Total Return	18.75	% (3)	34.52%	17.26%	2.28%	34.95%	6.61%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$27,180		$22,979	$16,889	$11,678	$12,132	$8,777
Ratio of Expenses to Average Net Assets (4)	1.76	% (5)	1.85%	1.97%	2.10%	2.21%	2.13%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.11	)% (5)	0.73%	1.50%	0.55%	0.32%	(0.40)%
Portfolio Turnover Rate	30.44	% (3)	131.13%	192.31%	119.25%	137.49%	88.24%

(1)  Computed using average shares outstanding throughout the period.

(2)  Amount rounds to less than $0.01 per share.

(3)  For the six months ended April 30, 2007, and not indicative of a full year's operating results.

(4)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.79% for the six months ended April 30, 2007 and 2.05%, 2.46%, 2.45%, 2.48%, and 2.18% for the years ended October 31, 2006, 2005, 2004, 2003, and 2002, respectively.

(5)  Annualized.

See accompanying notes to financial statements.

TCW Emerging Markets Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006		2005		2004		2003	2002
Net Asset Value per Share, Beginning of Period	$16.17		$12.78		$10.12		$8.95		$6.42	$6.24
Income (Loss) from Investment Operations:
Net Investment Income (1)	—	(2)	0.16		0.21		0.11		0.06	0.08
Net Realized and Unrealized Gain on Investments	2.79		3.45		2.65		1.14		2.56	0.18
Total from Investment Operations	2.79		3.61		2.86		1.25		2.62	0.26
Less Distributions:
Distributions from Net Investment Income	(0.13)		(0.23)		(0.20)		(0.08)		(0.09)	(0.08)
Redemption Fees	—	(2)	0.01		—	(2)	—		—	—
Net Asset Value per Share, End of Period	$18.83		$16.17		$12.78		$10.12		$8.95	$6.42
Total Return	17.33	% (3)	28.59%		28.70%		14.01%		41.32%	4.14%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$16,422		$14,439		$12,500		$8,155		$19,367	$24,504
Ratio of Expenses to Average Net Assets	1.88	% (4)(5)	1.94	% (4)	2.03	% (4)	2.11	% (4)	1.85%	1.64%
Ratio of Net Investment Income to Average Net Assets	0.04	% (5)	1.02%		1.80%		1.12%		0.90%	1.16%
Portfolio Turnover Rate	49.78	% (3)	149.58%		84.22%		137.15%		47.98%	17.34%

(1)  Computed using average shares outstanding throughout the period.

(2)  Amount rounds to less than $0.01 per share.

(3)  For the six months ended April 30, 2007 and not indicative of a full year's operating results.

(4)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 2.03% for the six months ended April 30, 2007 and 2.40%, 2.45% and 2.12% for the years ended October 31, 2006, 2005 and 2004, respectively.

(5)  Annualized.

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Period	$7.99		$8.03	$7.98	$9.60	$7.93	$8.21
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.39		0.40	0.55	0.61	0.79	0.76
Net Realized and Unrealized Gain on Investments	0.09		0.24	0.25	0.38	1.73	0.25
Total from Investment Operations	0.48		0.64	0.80	0.99	2.52	1.01
Less Distributions:
Distributions from Net Investment Income	(0.23)		(0.45)	(0.46)	(0.49)	(0.71)	(0.71)
Distributions from Net Realized Gain	(0.43)		(0.23)	(0.28)	(2.12)	(0.14)	(0.58)
Total Distributions	(0.66)		(0.68)	(0.74)	(2.61)	(0.85)	(1.29)
Redemption Fees	—	(2)	— (2)	(0.01)	—	—	—
Net Asset Value per Share, End of Period	$7.81		$7.99	$8.03	$7.98	$9.60	$7.93
Total Return	6.24	% (3)	8.31%	10.06%	12.53%	33.06%	12.96%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$32,841		$50,779	$69,810	$49,703	$46,794	$81,758
Ratio of Expenses to Average Net Assets	1.33	% (4)	1.17%	1.16%	1.20%	1.07%	1.10%
Ratio of Net Investment Income to Average Net Assets	10.02	% (4)	4.97%	6.83%	7.74%	8.76%	9.52%
Portfolio Turnover Rate	43.63	% (3)	149.79%	92.86%	79.63%	115.50%	73.13%

(1)  Computed using average shares outstanding throughout the period.

(2)  Amount rounds to less than $0.01 per share.

(3)  For the six months ended April 30, 2007 and not indicative of a full year's operating results.

(4)  Annualized.

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2007		Year Ended October 31,		March 1, 2004 (Commencement of Offering of N Class Shares) through
	(Unaudited)		2006	2005	October 31, 2004
Net Asset Value per Share, Beginning of Period	$9.77		$9.08	$8.30	$7.72
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.49		0.48	6.40	0.27
Net Realized and Unrealized Gain (Loss) on Investments	0.10		0.21	(5.62)	0.31
Total from Investment Operations	0.59		0.69	0.78	0.58
Less Distributions:
Distributions from Net Investment Income	(0.08)		—	—	—
Distributions from Net Realized Gain	(0.43)		—	—	—
Total Distributions	(0.51)		—	—	—
Net Asset Value per Share, End of Period	$9.85		$9.77	$9.08	$8.30
Total Return	6.12	% (2)	7.60%	9.40%	7.51	% (3)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$353		$31	$— (4)	$—	(4)
Ratio of Expenses to Average Net Assets (5)	1.40	% (6)	1.36%	1.47%	1.50	% (6)
Ratio of Net Investment Income to Average Net Assets	10.02	% (6)	4.97%	6.83%	5.24	% (6)
Portfolio Turnover Rate	43.63	% (2)	149.79%	92.86%	79.63	% (7)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007 and not indicative of a full year's operating results.

(3)  For the period March 1, 2004 (Commencement of Offering of N Class Shares) through October 31, 2004, and not indicative of a full year's operating results.

(4)  Amount rounds to less than $1 (in thousands).

(5)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 7.49% for the six months ended April 30, 2007, 353.50% and 899.58% for the years ended October 31, 2006 and 2005, respectively, and 22.68% for the period March 1, 2004 (Commencement of Offering of N Class Shares) through October 31, 2004.

(6)  Annualized.

(7)  Represents the Fund's portfolio turnover for the year ended October 31, 2004.

See accompanying notes to financial statements.

TCW Global Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005	2004		2003	2002
Net Asset Value per Share, Beginning of Period	$13.82		$10.96	$9.44	$8.65		$6.92	$8.32
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.07		0.09	— (2)	(0.03)		— (2)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	1.04		2.77	1.52	0.82		1.73	(1.41)
Total from Investment Operations	1.11		2.86	1.52	0.79		1.73	(1.40)
Less Distributions:
Distributions from Net Investment Income	(0.04)		—	—	—		—	—
Redemption Fees	—	(2)	— (2)	—	—		—	—
Net Asset Value per Share, End of Period	$14.89		$13.82	$10.96	$9.44		$8.65	$6.92
Total Return	8.08	% (3)	26.10%	16.10%	9.13%		25.00%	(16.83)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$57,319		$52,099	$26,518	$14,293		$25,206	$36,661
Ratio of Expenses to Average Net Assets	1.15	% (4)	1.28%	1.63%	1.72	% (5)	1.58%	1.17%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.94	% (4)	0.74%	0.03%	(0.36)%		0.02%	0.16%
Portfolio Turnover Rate	109.40	% (3)	209.16%	114.71%	101.73%		92.92%	123.93%

(1)  Computed using average shares outstanding throughout the period.

(2)  Amount rounds to less than $0.01 per share.

(3)  For six months ended April 30, 2007 and not indicative of a full year's operating expense.

(4)  Annualized.

(5)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total operating expenses, as a percentage of average net assets, would have been 2.50% for the year ended October 31, 2004.

See accompanying notes to financial statements.

TCW Global Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2007		Year Ended October 31,					February 1, 2003 (Commencement of Offering of N Class Shares) through
	(Unaudited)		2006		2005	2004		October 31, 2003
Net Asset Value per Share, Beginning of Period	$13.81		$10.96		$9.44	$8.65		$6.56
Income from Investment Operations:
Net Investment Income (1)	0.07		—	(2)	0.01	0.67		0.02
Net Realized and Unrealized Gain on Investments	1.01		2.85		1.51	0.12		2.07
Total from Investment Operations	1.08		2.85		1.52	0.79		2.09
Net Asset Value per Share, End of Period	$14.89		$13.81		$10.96	$9.44		$8.65
Total Return	7.82	% (3)	26.00%		16.10%	9.13%		31.86	% (4)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$378		$8		$— (5)	$—	(5)	$—	(5)
Ratio of Expenses to Average Net Assets	1.58	% (6)(7)	1.51	% (6)	1.84%	1.72	% (6)	1.74	% (6)(7)
Ratio of Net Investment Income to Average Net Assets	0.96	% (7)	0.02%		0.08%	7.10%		0.43	% (7)
Portfolio Turnover Rate	109.40	% (3)	$209.16%		114.71%	101.73%		92.92	% (8)

(1)  Computed using average shares outstanding throughout the period.

(2)  Amount rounds to less than $0.01 per share.

(3)  For six months ended April 30, 2007 and not indicative of a full year's operating results.

(4)  For the period February 1, 2003 (Commencement of Offering of N Class Shares) through October 31, 2003 and not indicative of a full year's operating results.

(5)  Amount rounds to less than $1 (in thousands).

(6)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 6.35% for the six months ended April 30, 2007, 2,363.67% and 1,241.21% for the years ended October 31, 2006 and October 31, 2004, respectively, and 7,514.10% for the period February 1, 2003 (Commencement of Offering of N Class Shares) through October 31, 2003.

(7)  Annualized.

(8)  Represents the Fund's portfolio turnover for the year ended October 31, 2003.

See accompanying notes to financial statements.

INTERNATIONAL

TCW Funds, Inc.

Shareholder Expenses (Unaudited)	April 30, 2007

As a shareholder of a TCW Fund, you incur ongoing operational costs of a fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

Actual Expenses The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2006 to April 30, 2007)
TCW Asia Pacific Equities Fund
I Class Shares
Actual	$1,000.00	$1,187.50	1.76%	$9.55
Hypothetical (5% return before expenses)	1,000.00	1,016.07	1.76%	8.80
TCW Emerging Markets Equities Fund
I Class Shares
Actual	$1,000.00	$1,173.30	1.88%	$10.13
Hypothetical (5% return before expenses)	1,000.00	1,015.47	1.88%	9.39
TCW Emerging Markets Income Fund
I Class Shares
Actual	$1,000.00	$1,062.40	1.33%	$6.80
Hypothetical (5% return before expenses)	1,000.00	1,018.20	1.33%	6.66
N Class Shares
Actual	$1,000.00	$1,061.20	1.40%	$7.15
Hypothetical (5% return before expenses)	1,000.00	1,017.85	1.40%	7.00
TCW Global Equities Fund
I Class Shares
Actual	$1,000.00	$1,080.80	1.15%	$5.93
Hypothetical (5% return before expenses)	1,000.00	1,019.09	1.15%	5.76
N Class Shares
Actual	$1,000.00	$1,078.20	1.58%	$8.14
Hypothetical (5% return before expenses)	1,000.00	1,016.96	1.58%	7.90

TCW Funds, Inc.

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company's proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.  By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor's proxy voting guidelines, it will deliver the description that is disclosed in the Company's Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Company's proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company's proxy voting record for the most recent twelve-month period ended June 30 is available:

1.  By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company's proxy voting record, it will send the information disclosed in the Company's most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company's Form N-Q:

1.  By going to the SEC website at http://www.sec.gov.; or

2.  By visiting the SEC's Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

Investment Advisor

TCW Investment Management Company

865 South Figueroa Street

Los Angeles, California 90017

(800) FUND-TCW

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

Independent Auditors

Deloitte & Touche, LLP

350 South Grand Avenue

Los Angeles, California 90071

Custodian & Administrator

Investors Bank & Trust Company

200 Clarendon Street

Boston, Massachusetts 02116

Distributor

TCW Brokerage Services

865 South Figueroa Street

Los Angeles, California 90017

Directors

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell

Director

Richard W. Call

Director

Matthew K. Fong

Director

John A. Gavin

Director

Thomas E. Larkin, Jr.

Director

Charles A. Parker

Director

Marc I. Stern

Director

Officers

Alvin R. Albe, Jr.

President and Chief Executive Officer

Charles W. Baldiswieler

Senior Vice President

Michael E. Cahill

Senior Vice President,

General Counsel and Assistant Secretary

David S. DeVito

Treasurer and Chief Financial Officer

Philip K. Holl

Secretary and Associate General Counsel

Hilary G.D. Lord

Senior Vice President and Chief Compliance Officer

Ronald R. Redell

Senior Vice President

George N. Winn

Assistant Treasurer

TCW Funds, Inc.

865 South Figueroa Street

Los Angeles, California 90017

1-800-FUND-TCW

(800-386-3829)

www.tcwfunds.com

FUNDsarINT0407

Item 2.	Code of Ethics. Not applicable.

Item 3.	Audit Committee Financial Expert. Not applicable.

Item 4.	Principal Accountant Fees and Services. Not applicable.

Item 5.	Audit of Committee of Listed Registrants. Not applicable.

Item 6.	Schedule of Investments. Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes have been made to registrant’s procedures by which shareholders may recommend nominees to registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)          The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

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Item 11		Exhibits.

		(a)(1)	Not applicable.

(a)(2)

Separate certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached.

EX-99.CERT-Section 302 Certifications (filed herewith).

		(a)(3)	Not applicable.

	(b	)

Certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached.  These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. Section 1350 and are not being filed as part of the Form N-CSR with the Commission.

EX-99.906.CERT – Section 906 Certification (filed herewith)

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)
/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr.
Chief Executive Officer

Date	July 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr.
Chief Executive Officer

Date	July 3, 2007

By (Signature and Title)
/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	July 3, 2007

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